Schedule I - Parent Company Financial Information - Summary Of Condensed Statements Of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (4,508)	$ (6,885)	$ (1,081)	$ (5,648)	$ (11,058)	$ (2,768)	$ (12,474)	$ (19,474)	$ (35,201)	$ (23,443)
Adjustments to reconcile net loss to net cash provided by operating activities
Equity in net loss of subsidiaries									27,716	23,678
Change in fair value of warrant liability	(2,898)			651			(5,281)	3,482	7,485	(235)
Cash (used in) provided by operating activities							(9,439)	18,693	26,471	14,253
Cash flows from investing activities
Distribution from subsidiary									200	80
Net cash used in investing activities							(9,782)	(9,308)	(11,603)	(50,370)
Cash flows from financing activities
Repurchase of common stock								(200)	(200)	(80)
Cash provided by (used in) financing activities							81,772	(6,073)	(12,718)	36,998
Effect of exchange rate change on cash and cash equivalents							(188)	(88)	(149)	(162)
Change in Cash and Cash Equivalents and Restricted Cash							62,363	3,224	2,001	719
Cash and Cash Equivalents and Restricted Cash, beginning of period			10,693			8,692	10,693	8,692	8,692	7,973
Cash and Cash Equivalents and Restricted Cash, end of period	$ 73,056			$ 11,916			73,056	11,916	10,693	8,692
Non-cash investing and financing activities:
Equity issued for acquisition of Integron LLC							56,502			7,000
Share-based payment awards issued to employees of subsidiaries									1,161	1,682
Parent Company [Member]
Adjustments to reconcile net loss to net cash provided by operating activities
Equity in net loss of subsidiaries									(27,716)	(23,678)
Cash (used in) provided by operating activities									0	0
Cash flows from investing activities
Net cash used in investing activities									200	80
Cash flows from financing activities
Cash provided by (used in) financing activities									(200)	(80)
Effect of exchange rate change on cash and cash equivalents									0	0
Change in Cash and Cash Equivalents and Restricted Cash									0	0
Cash and Cash Equivalents and Restricted Cash, beginning of period			$ 0			$ 0	$ 0	$ 0	0	0
Cash and Cash Equivalents and Restricted Cash, end of period									$ 0	$ 0